COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)		Sep. 30, 2022	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)		Jun. 30, 2020 USD ($)	Dec. 31, 2021 NZD ($)	Jun. 30, 2021 NZD ($)	Jun. 30, 2020 NZD ($)
Loss Contingencies [Line Items]
Operating Lease, Expense					$ 209,172		$ 161,440	$ 411,261	$ 325,942
Operating Lease, Right-of-Use Asset		$ 1,058,199	[1]		1,716,883			1,716,883		$ 1,058,199	[1]	$ 733,917
Lessee, Operating Lease, Deferred Rent		62,432			58,140			58,140		62,432
Operating Lease, Liability		1,120,631			1,775,023			1,775,023		1,120,631
Finance Lease, Liability		$ 0			$ 149,286			$ 149,286		$ 0
Operating Lease, Weighted Average Remaining Lease Term		2 years 10 months 13 days			3 years 1 month 6 days			3 years 1 month 6 days		2 years 10 months 13 days			3 years 1 month 6 days	2 years 10 months 13 days
Operating Lease, Weighted Average Discount Rate, Percent		5.60%			5.60%			5.60%		5.60%			5.60%	5.60%
Finance Lease, Weighted Average Remaining Lease Term					10 years			10 years					10 years
Finance Lease, Weighted Average Discount Rate, Percent					5.80%			5.80%					5.80%
Restricted Cash and Cash Equivalents		$ 13,989			$ 13,664			$ 13,664		$ 13,989		12,854	$ 20,000	$ 20,000	$ 20,000
Expense Waivers		69,684	[1]		128,748			128,748		69,684	[1]	421,892
Loss Contingency Accrual					0			0
Defined Contribution Plan, Employer Discretionary Contribution Amount					0.054		$ 0.048	0.088	$ 0.081	159,000		153,000
Lease Payment of the Company and Subsidiaries										763,304		407,042
Misappropriate Amount For Estatime Endcustomer Accounts Opened Fraudulently [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period								250,000
Primary Service Vendors [Member]
Loss Contingencies [Line Items]
Purchase Obligation		647,000			357,000			357,000		647,000
Purchase Obligation, to be Paid, Year Two		300,000			70,000			70,000		300,000
Purchase Obligation, to be Paid, Year One		47,000								47,000
Purchase Obligation, to be Paid, Year Three		300,000								300,000
U N L [Member]
Loss Contingencies [Line Items]
Expense Waivers		$ 100,000			$ 100,000			$ 100,000		$ 100,000		$ 400,000
U S C F [Member]
Loss Contingencies [Line Items]
Defined Contribution Plan, Minimum Age Requirement for Participation (Year)				21 years						21 years
[custom:DefinedContributionPlanRequirementMinimumHoursOfService]				1000 hours
Lease For Office Space In Walnut Creek California [Member] | Wainwright [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Term of Contract					3 years			3 years					3 years
[custom:OperatingLeaseMonthlyRent]						$ 13,063				$ 13,063
Leased Factory And Warehouse Located In Tauranga New Zealand [Member] | Gourmet Foods [Member]
Loss Contingencies [Line Items]
[custom:OperatingLeaseMonthlyRent]								$ 23,533		$ 232,198
Lessor, Operating Lease, Term of Contract		3 years								3 years				3 years
Leases Office And Storage Facilities In Regina Saskatchewan [Member] | Gourmet Foods [Member]
Loss Contingencies [Line Items]
Finance Lease, Monthly Rent					$ 1,558			1,558
[custom:FinanceLeaseMinimumLeaseObligationMonthlyPayments-0]					$ 2,588			$ 2,588
Office And Warehouse Space In San Clemente C A [Member] | The Original Sprout L L C [Member]
Loss Contingencies [Line Items]
[custom:OperatingLeaseMonthlyRent]	$ 22,750	$ 21,875
Lessor, Operating Lease, Term of Contract		3 years								3 years				3 years
Solar Energy Lease [Member] | Gourmet Foods [Member]
Loss Contingencies [Line Items]
Lessee, Finance Lease, Term of Contract					10 years			10 years					10 years
Solar Energy Lease [Member] | Gourmet Foods [Member] | Depreciation Expense [Member]
Loss Contingencies [Line Items]
Finance Lease, Right-of-Use Asset, Amortization					$ 415			$ 415
Solar Energy Lease [Member] | Gourmet Foods [Member] | Interest Expense [Member]
Loss Contingencies [Line Items]
Finance Lease, Interest Expense					39			39
Solar Energy Lease [Member] | Gourmet Foods [Member] | Property, Plant and Equipment [Member]
Loss Contingencies [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization					150,625			150,625
Solar Energy Lease [Member] | Gourmet Foods [Member] | Longterm And Shortterm Loansproperty And Equipment Net Of Principal Payments [Member]
Loss Contingencies [Line Items]
Finance Lease, Liability					149,286			149,286
General Security Lease Agreement [Member]
Loss Contingencies [Line Items]
Operating Lease Arrangement, Collateral Amount		$ 76,937			75,146			75,146		$ 76,937			$ 110,000	$ 110,000
Lease Of Separate Facilities [Member]
Loss Contingencies [Line Items]
Restricted Cash and Cash Equivalents		$ 13,989			$ 13,664			$ 13,664		13,989			$ 20,000	$ 20,000
Leased Factory And Warehouse Located In Regina Saskatchewan Canada [Member] | Brigadier [Member]
Loss Contingencies [Line Items]
[custom:OperatingLeaseMonthlyRent]										$ 2,659

[1]	Derived from audited financial statements